Fair Value Measurements (Details) - Schedule of embedded derivative liabilities - Redemption & Conversion Feature [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of embedded derivative liabilities [Line Items]
Opening balance, January 1, 2021
Recognition of embedded derivative liabilities	4,406
Change in fair value	(4,406)
Ending balance, December 31, 2021